Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2011
Long-Term Incentive Plan
Long-Term Incentive Plan

5.  Long-Term Incentive Plan

The Clarion Partners Property Trust Inc. Long-Term Incentive Plan (the “Long-Term Incentive Plan”) was adopted by the Company’s board of directors on September 22, 2010, and provides for the grant of equity awards to employees, directors, consultants and advisors. Subject to adjustment as set forth in the Long-Term Incentive Plan, the aggregate number of shares reserved and available for issuance is 4,000,000, not to exceed 2% of the Company’s total outstanding shares as of the date of any proposed grant. The vesting period of stock-based awards will be determined by the Company’s board of directors or a committee thereof, and the exercise term will be limited to ten years. Subject to availability under the Long-Term Incentive Plan and among other restrictions as described in the Clarion Partners Property Trust Inc. Independent Directors Compensation Plan, which operates as a subplan of the Long-Term Incentive Plan, each independent director will receive an initial grant of 5,000 Class A shares of restricted stock (the “Initial Restricted Stock Grant”) on the date that the Company issues 15,000,000 shares of stock. Each new independent director that subsequently joins the board of directors will receive the Initial Restricted Stock Grant on the date he or she joins the board. Each restricted stock grant issued following the Initial Restricted Stock Grant will generally vest on the first anniversary of the grant date, except that the Initial Restricted Stock Grant will vest on the day immediately preceding the first annual stockholders meeting held after the date that the Company issues 15,000,000 shares of stock.

No stock awards were issued under the Long-Term Incentive Plan as of December 31, 2011.